Commitments and Contingencies	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 - Commitments and Contingencies

Pursuant to the terms of that certain Share Purchase Agreement between the Company and GEM Global Yield LLC SCS (“GEM Yield”) and GEM Yield Bahamas Limited (“GYBL,” and collectively, “GEM”), dated December 1, 2022 (the “GEM Agreement”), we are required to indemnify GEM for any losses it incurs as a result of a breach by us or of our representations and warranties and covenants under the GEM Agreement or for any misstatement or omission of a material fact in a registration statement registering those shares pursuant to the GEM Agreement. Also, GEM is entitled to be reimbursed for legal or other costs or expenses reasonably incurred in investigating, preparing, or defending against any such loss. To date, we have not raised any capital pursuant to the GEM Agreement and we may not raise any capital pursuant to it prior to its expiration. Restrictions pursuant to terms of our future financings may also affect our ability to use the GEM Agreement.

Legal Matters

India Proceeding Involving Giri Devanur

In 2006, Mr. Devanur became the CEO of an India-based company named Gandhi City Research Park, Private Limited (“Gandhi City Research Park”). Gandhi City Research Park was liquidated as a result of the Lehman Brothers collapse in 2009. In 2010, an investor in Gandhi City Research Park filed a fraud complaint with the Cubbon Park Police Station in Bengaluru, India, against, among others, Mr. Devanur. In 2014, the Cubbon Park Police dismissed all claims. Subsequently, in 2015 the investor appealed the Cubbon Park Police’s decision before the Lower Court. In November 2018, the Lower Court issued a criminal summons against, among others, Mr. Devanur. Mr. Devanur petitioned the High Court to quash the summons. By order dated March 27, 2023, the High Court granted Mr. Devanur’s petition and ordered the Lower Court to reconsider the investor’s appeal. On August 3, 2023, the Lower Court decided to uphold the Cubbon Park Police’s decision and close the criminal case against Mr. Devanur. On December 4, 2023, Mr. Devanur received a petition to challenge the Lower Court’s order to uphold the Cubbon Park Police’s decision and close Mr. Devanur’s criminal case. Mr. Devanur is vigorously contesting this petition.

Malpractice Lawsuit

On May 8, 2023, the Company filed a malpractice lawsuit with the United States District Court for the Southern District of Ohio, Eastern Division, against Buchanan, Ingersoll & Rooney, PC (“Buchanan”), Rajiv Khanna (“Khanna”) and Brian S. North (“North,” together with Buchanan and Khanna, the “Buchanan Legal Counsel”). The complaint alleges that the Buchanan Legal Counsel failed to provide proper and timely legal advice during the Company’s Tier 2 Regulation A offering, resulting in late Blue Sky notice filings with all required states prior to the Company offering and selling securities in those states. As a result, the Company was subject to a number of inquiries, investigations, and subpoenas by the various states, incurring significant legal fees and fines, lost opportunity due to pausing its Regulation A campaign, in addition to the loss of a $20 million institutional investment. The Company is seeking the forfeit of all legal fees associated with this matter, the award of legal fees to bring this matter to action, and further legal and equitable relief as the Court deems just and proper. The Company cannot predict the eventual scope, duration, or outcome at this time.

Note 12 - Commitments and Contingencies

Pursuant to the terms of the GEM Agreement, we are required to indemnify GEM for any losses it incurs as a result of a breach by us or of our representations and warranties and covenants under the GEM Agreement or for any misstatement or omission of a material fact in a registration statement registering those shares pursuant to the GEM Agreement. Also, GEM is entitled to be reimbursed for legal or other costs or expenses reasonably incurred in investigating, preparing, or defending against any such loss. To date, we have not raised any capital pursuant to the GEM Agreement and we may not raise any capital pursuant to it prior to its expiration. Restrictions pursuant to terms of our future financings may also affect our ability to use the GEM Agreement.

We have entered into the delayed draw with GEM to have access to the funds but without any current intention to draw down the debt. In this scenario, we believe it would be appropriate for us to amortize the commitment fee on a straight-line basis over the access period ending October 2025. If it becomes probable that the debt (or a portion of the debt) will not be drawn during the access period, any remaining deferred costs (or portion of the costs) will be expensed.

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome, if any, arising out of any such matter will have a material adverse effect on its business, financial condition, or results of operations.

Ohio Subpoena

On August 31, 2023, the Ohio Department of Commerce’s Division of Securities (the “ODS”) issued a Cease & Desist Order (the “Division Order”) to us, and we entered into a Consent Agreement with the ODS (the “Consent Agreement”), following an investigation by the ODS into whether we engaged in acts or practices that violated the Ohio Securities Act, Chapter 1707 of the Ohio Revised Code.

Pursuant to the Consent Agreement, we did consent, stipulate, admit, and agree to the findings, conclusions and order set forth in the Division Order and that nothing in the Division Order or the Consent Agreement impedes, prohibits, interferes with, or infringes upon the lawful rights, if any, including but not limited to private rights of action, if any, possessed by our individual investors.

Under the terms of the Division Order, pursuant to Revised Code Chapter 1707.23, we will cease and desist from the acts and practices as described in the Division Order which constitute a violation of Chapter 1707 of the Ohio Revised Code, which include selling or causing to be sold securities that were not properly registered with the ODS and that were not exempt from registration. The Division Order and Consent Agreement do not impact our ability to conduct future exempt offerings.

Malpractice Lawsuit

On May 8, 2023, the Company filed a malpractice lawsuit with the United States District Court for the Southern District of Ohio, Eastern Division, against Buchanan, Ingersoll & Rooney, PC (“Buchanan”), Rajiv Khanna (“Khanna”) and Brian S. North (“North,” together with Buchanan and Khanna, the “Buchanan Legal Counsel”). The complaint alleges that the Buchanan Legal Counsel failed to provide proper and timely legal advice during the Company’s Tier 2 Regulation A offering, resulting in late Blue Sky notice filings with all required states prior to the Company offering and selling securities in those states. As a result, the Company was subject to a number of inquiries, investigations, and subpoenas by the various states, incurring significant legal fees and fines, lost opportunity due to pausing its Regulation A campaign, in addition to the loss of a $20 million institutional investment. The Company is seeking the forfeit of all legal fees associated with this matter, the award of legal fees to bring this matter to action, and further legal and equitable relief as the Court deems just and proper. The Company cannot predict the eventual scope, duration, or outcome at this time.